Research and development costs	6 Months Ended
Jun. 30, 2018
Research and development costs
Research and development costs

10. Research and development costs

Research and development costs amount to € 5,990,000 for the quarter ended June 30, 2018 compared to € 7,552,000 for same period in 2017 and comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.